Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,930,394,839.00
Previously Paid Amount	0.00
Total Fee Amount	266,587.53
Total Offset Amount	0.00
Net Fee	$ 266,587.53